Shareholders' Equity (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended					12 Months Ended				1 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended			0 Months Ended	12 Months Ended
	Mar. 15, 2011	Jan. 31, 2012	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Parent Company [Member]	Jul. 31, 2011 Great Lakes Advisors, Inc [Member]	Sep. 30, 2011 Elgin State Bancorp, Inc [Member]	Mar. 31, 2010 Common Stock [Member]	Dec. 31, 2010 Common Stock Offering Additional Series [Member]	Aug. 31, 2008 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]	Dec. 19, 2008 Series B Preferred Stock [Member] years	Dec. 31, 2010 Series B Preferred Stock [Member]	Dec. 31, 2011 Equity Component [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Minimum [Member]
Shareholders' Equity [Line Items]
Common stock, shares issued														6,700,000	3,700,000
Common Stock, shares issued in acquisition												529,087	353,650
Common stock issued, price per share														$ 33.25	$ 30.00
Issuance of common stock in a public offering									$ 315,108,000		$ 315,108,000			$ 210,300,000	$ 104,800,000
Tangible equity units sold					4,600,000				4,600,000
Percentage of tangible equity units sold					7.50%				7.50%
Tangible equity unit public offering price per unit					50.00				50.00
Tangible equity unit, quarterly cash payments									222,700,000
Percentage of fair value of debt component quarterly cash payments								7.50%
Debt component maturity date								Dec. 15, 2013
Discount rate on debt component								9.50%
Risk-free rate								1.00%	2.50%	2.50%											0.95%
Expected stock price volatility minimum																					35.00%
Expected stock price volatility maximum																					45.00%
Percent of dividend yield plus stock borrow cost																					0.85%
Equity term, years								4.4	6.2	5.9											3.02
Settlement rate																						1.6666	1.3333
Junior subordinated amortizing note, initial principal amount								9.728182
Junior subordinated amortizing note, bearing interest								9.50%
Junior subordinated amortizing note, scheduled final installment payment date								Dec. 15, 2013
Quarterly installments on amortizing note	0.989583							0.9375
Extended installment period on amortizing note								Dec. 15, 2015
Number of consecutive trading days								20 days
Non-cumulative perpetual convertible preferred stock, issued																50,000
Preferred stock, liquidation value																$ 1,000	$ 1,000	$ 1,000	$ 1,000
Liquidation of preference shares, private transactions																50,000,000
Preferred stock, dividend rate, percentage																8.00%
Preferred Stock is convertible into common stock, option of holder at a conversion rate																$ 38.88
Treasury issued under capital purchase program																			250,000,000
Stock repurchased																				250,000
Preferred stock repurchase price, including accrued and unpaid dividends																				251,300,000
Accrued and unpaid dividends																				1,300,000
Less: Non-cash deemed preferred stock dividend					$ 11,361,000				$ 11,361,000
Cumulative perpetual convertible preferred stocks, issued																			250,000
Warrant for purchase of shares																			1,643,295
Exercise price of common stock, per share																			$ 22.82
Warrant termination period, years																			10
Preferred stock, cumulative dividend coupon rate																			5.00%
Warrants holders common stock purchase price per share								$ 30.50
Warrants outstanding					19,000			19,000	19,000
Warrants expiration date								Feb. 01, 2013
Cash dividends declared per common share			$ 0.09	$ 0.09		$ 0.09	$ 0.09	$ 0.18	$ 0.18	$ 0.27
Dividends paid date		February 23, 2012
Dividends paid recorded date		February 9, 2012